Cover Page	Aug. 05, 2020	Aug. 04, 2020
Cover [Abstract]
Document Type		8-K/A
Document Period End Date	Aug. 05, 2020
Entity Registrant Name		OASIS MIDSTREAM PARTNERS LP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38212
Entity Tax Identification Number		47-1208855
Entity Address, Address Line One		1001 Fannin Street
Entity Address, Address Line Two		Suite 1500
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code		281
Local Phone Number		404-9500
Title of 12(b) Security		Common units representing limited partner interests
Trading Symbol		OMP
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001652133
Amendment Flag		true
Amendment Description		The purpose of this amendment to the Current Report on Form 8-K/A (the “Form 8-K/A”) filed by Oasis Midstream Partners LP ( the “Partnership” or “OMP”) with the Securities and Exchange Commission on August 5, 2020 (the “Form 8-K”), is to add Inline eXtensible Business Reporting Language (“iXBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same.